The Company and Basis of Presentation	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
The Company and Basis of Presentation

NOTE 1 – The Company and Basis Of Presentation

The Company

Force Protection Video Equipment Corp., (“Company”) was incorporated on March 11, 2011, under the laws of the State of Florida. On February 4, 2021, the Company entered into a Share Exchange Agreement with SRAX, Inc. (“SRAX”). Pursuant to the Share Exchange Agreement, the Company acquired all of the outstanding capital stock of BIG Token, Inc. (“BIGtoken”) a wholly owned subsidiary and an operating segment of SRAX. See Note 2 – Acquisition for further information.

BIGtoken is a data technology company offering tools and services to identify and reach consumers for the purpose of marketing and advertising communication. BIGtoken is located in Westlake Village, California. BIGtoken’s technologies assist its clients in: (i) identifying their core consumers and such consumers’ characteristics across various channels in order to discover new and measurable opportunities to maximize profits associated with advertising campaigns and (ii) gaining insight into the activities of their customers. BIGtoken derives its revenues from the sale of proprietary consumer data and sales of digital advertising campaigns.

Reporting Entity Presentation

The balance sheet as of December 31, 2020 and the condensed consolidated statement of operations for the three months ended March 31, 2020 have been derived and carved out from the consolidated financial statements and accounting records of SRAX as if BIGtoken had operated on a standalone basis within the periods presented. In connection with the Share Exchange, certain assets and liabilities presented have been transferred to FPVD at carry-over (historical cost) basis. Balances contributed by SRAX on or before the completion of the Share Exchange were based on the master separation agreement between the Company and SRAX and related documents governing the contribution. SRAX’s initial net assets contributed were approximately $6,000,000 excluding accounts receivable of approximately $600,000 as of February 1, 2021. The net adjustment to the Company’s historical records was reflected as a net investment from parent. Following the completion of the Share Exchange, the condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All periods presented have been accounted for in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).

Basis of Presentation

The accompanying unaudited Condensed Consolidated Financial Statements and notes thereto are unaudited. The interim Unaudited Condensed Consolidated Financial Statements have been prepared in accordance with GAAP and pursuant to the rules and regulations of the SEC. Certain information and note disclosures normally included in the Company’s annual financial statements have been condensed or omitted. The December 31, 2020 Condensed Consolidated Balance Sheet data was derived from the Company’s audited condensed consolidated financial statements but does not include all disclosures required by GAAP. These interim unaudited condensed consolidated financial statements, in the opinion of management, reflect all normal recurring adjustments necessary for a fair presentation of the financial position, results of operations and cash flows for the interim three-month periods ended March 31, 2021 and 2020. The results for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the full year ending December 31, 2021 or for any future period.

These Unaudited Condensed Consolidated Financial Statements should be read in conjunction with our Audited Consolidated Financial Statements and the notes thereto for the year ended December 31, 2020, included in the Company’s annual report on Form 10-K filed with the SEC on April 15, 2021.

Liquidity and Going Concern

The Company has incurred significant losses since its inception and has not demonstrated an ability to generate sufficient revenues from the sales of its goods and services to achieved profitable operations. There can be no assurance that profitable operations will ever be achieved, or if achieved, could be sustained on a continuing basis.

These factors create substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the Unaudited Condensed Consolidated Financial Statements are issued. The Unaudited Condensed Consolidated Financial Statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Accordingly, the Unaudited Condensed Consolidated Financial Statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

In making this assessment the Company performed a comprehensive analysis of its current circumstances including: its financial position as of March 31, 2021, its cash flow and cash usage forecasts for the period covering one-year from the issuance date of these Unaudited Condensed Consolidated Financial Statements and its current capital structure.

The Company anticipate raising additional capital through the private and public sales of its equity or debt securities, or a combination thereof. Although management believes that such capital sources will be available, there can be no assurance that financing will be available to the Company when needed in order to allow us to continue our operations, or if available, on terms acceptable to the Company. In the event the Company is not able to raise additional capital, its operations may be materially impacted, and the Company will need to curtail operations.

Covid-19

The ultimate impact of the COVID-19 pandemic on the operations of the Company continues to be unknown and will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration of the COVID-19 outbreak, new information which may emerge concerning the severity of the COVID-19 pandemic, and any additional preventative and protective actions that governments or the Company may direct, which may result in an extended period of continued business disruption, reduced customer traffic and reduced operations. Any resulting financial impact cannot be reasonably estimated at this time but may have a material impact on the Company’s business, financial condition and results of operations.

The management of the Company continue to monitor the business environment for any significant changes that could impact their respective operations. The Company have taken proactive steps to manage costs and discretionary spending, such as remote working and reducing facility related expenses.

Net Loss per Share

We use Accounting Standards Codification (“ASC”) 260, “Earnings Per Share” for calculating the basic and diluted earnings (loss) per share. We compute basic earnings (loss) per share by dividing net income (loss) by the weighted average number of common shares outstanding. Diluted earnings (loss) per share is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock options and warrants and stock awards. For periods with a net loss, basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share.

Reclassification of Prior Year Presentation

Certain prior year accounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

Recent Accounting Pronouncements

Changes to accounting principles are established by the Financial Accounting Standards Board’s (“FASB”) in the form of Accounting Standards Update (“ASU”) to the FASB’s Codification. We consider the applicability and impact of all ASUs on our financial position, results of operations, cash flows, or presentation thereof. ASUs not listed below were assessed and determined to not be applicable to our financial position, results of operations, cash flows, or presentation thereof.

In May 2021, the FASB issued ASU 2021-04, “Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options.” The FASB is issuing this Update to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. ASU 2021-04 is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. We are currently evaluating the impact of this guidance.